NOTE 3: Fair Value of Financial Instruments: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) (USD $)	Dec. 31, 2012
Details
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ 5,687,262